Consolidated Statement of Changes in Stockholders' Equity - USD ($)	Total	Common Stock and Additional Paid-in Capital [Member]	Accumulated Deficit	Common Stock	Accumulated Other Comprehensive Income	Class A Common Stock Common Stock and Additional Paid-in Capital [Member]	Class B Common Stock Common Stock and Additional Paid-in Capital [Member]	Redeemable Series A convertible preferred stock	Panacea Acquisition Corp	Panacea Acquisition Corp Additional Paid-in Capital	Panacea Acquisition Corp Accumulated Deficit	Panacea Acquisition Corp Class A Common Stock	Panacea Acquisition Corp Class B Common Stock	Prior Effect of Business Merger Transaction [Member]	Prior Effect of Business Merger Transaction [Member] Common Stock and Additional Paid-in Capital [Member]	Prior Effect of Business Merger Transaction [Member] Accumulated Deficit	Prior Effect of Business Merger Transaction [Member] Accumulated Other Comprehensive Income	Prior Effect of Business Merger Transaction [Member] Class A Common Stock Common Stock and Additional Paid-in Capital [Member]	Prior Effect of Business Merger Transaction [Member] Class B Common Stock Common Stock and Additional Paid-in Capital [Member]	Prior Effect of Business Merger Transaction [Member] Redeemable Series A convertible preferred stock
Balance at Dec. 31, 2018	$ (744,000)		$ (744,000)	$ 0				$ 0
Balance (in Shares) at Dec. 31, 2018				110,000,000				0
Retroactive Application Of The Recapitalization Due To The Merger [Abstract]
Issuance of common stock	5,011,000			$ 5,011,000
Issuance of common stock, shares				276,036,220
Issuance of shares (net of issuance costs)								$ 124,217,000
Issuance of shares (net of issuance costs) (in Shares)								161,624,742
Issuance of shares on conversion of convertible debt								$ 17,647,000
Issuance of shares on conversion of convertible debt (in Shares)								22,877,257
Issuance of shares for purchase of in-process research and development	4,748,000			$ 4,748,000
Issuance of shares for purchase of in-process research and development (in Shares)				13,963,780
Net loss	(33,552,000)		(33,552,000)
Other comprehensive income	421,000				$ 421,000
Balance at Dec. 31, 2019	(24,116,000)		(34,296,000)	$ 9,759,000	421,000			$ 141,864,000						$ (24,116,000)	$ 9,759,000	$ (34,296,000)	$ 421,000			$ 141,864,000
Balance (in Shares) at Dec. 31, 2019				400,000,000				184,501,999										400,000,000		184,501,999
Retroactive Application Of The Recapitalization Due To The Merger [Abstract]
Preferred stock	141,864,000	$ 141,864,000						$ (141,864,000)
Preferred stock, shares						36,163,932		(184,501,999)
Common stock, shares						(321,596,660)
Stock-based compensation	340,000	340,000
Net loss	(8,746,000)		(8,746,000)
Other comprehensive income	819,000				819,000
Balance at Mar. 31, 2020	110,161,000	151,963,000	(43,042,000)		1,240,000									117,748,000	151,623,000	(34,296,000)	421,000
Balance (in Shares) at Mar. 31, 2020						114,567,272												114,567,272
Balance at Dec. 31, 2019	(24,116,000)		(34,296,000)	$ 9,759,000	421,000			$ 141,864,000						(24,116,000)	9,759,000	(34,296,000)	421,000			$ 141,864,000
Balance (in Shares) at Dec. 31, 2019				400,000,000				184,501,999										400,000,000		184,501,999
Retroactive Application Of The Recapitalization Due To The Merger [Abstract]
Issuance of shares (net of issuance costs)								$ 135,657,000
Issuance of shares (net of issuance costs) (in Shares)								175,884,898
Shares exchanged in recapitalization	10,000,000			$ 10,000,000				$ (10,000,000)
Shares exchanged in recapitalization (in Shares)				12,963,780				(12,963,780)
Stock-based compensation	2,202,000			$ 2,202,000
Net loss	(41,659,000)		(41,659,000)
Other comprehensive income	1,136,000				1,136,000
Balance at Dec. 31, 2020	(52,437,000)		(75,955,000)	$ 21,961,000	1,557,000			$ 267,521,000	$ 5,000,006	$ 23,218,702	$ (18,219,398)	$ 343	$ 359	(52,437,000)	21,961,000	(75,955,000)	1,557,000			$ 267,521,000
Balance (in Shares) at Dec. 31, 2020				412,963,780				347,423,117				3,432,888	3,593,750					118,869,102	294,094,678	347,423,117
Balance at Apr. 23, 2020									0	0	0	$ 0	$ 0
Balance (in Shares) at Apr. 23, 2020												0	0
Retroactive Application Of The Recapitalization Due To The Merger [Abstract]
Net loss	(4,175,999)
Balance at Jun. 30, 2020	(4,150,999)
Balance at Apr. 23, 2020									0	0	0	$ 0	$ 0
Balance (in Shares) at Apr. 23, 2020												0	0
Retroactive Application Of The Recapitalization Due To The Merger [Abstract]
Net loss	(10,920,390)
Balance at Sep. 30, 2020	5,000,001
Balance at Apr. 23, 2020									0	0	0	$ 0	$ 0
Balance (in Shares) at Apr. 23, 2020												0	0
Retroactive Application Of The Recapitalization Due To The Merger [Abstract]
Issuance of common stock									25,000	24,641	0	$ 0	$ 359
Issuance of common stock, shares												0	3,593,750
Sale of 14,375,000 Units, net of offering costs and allocation of public warrants fair value of underwriting discounts and allocation of public warrants fair value									132,921,018	132,919,580	0	$ 1,438	$ 0
Sale of 14,375,000 Units, net of offering costs and allocation of public warrants fair value (in Shares)												14,375,000	0
Sale of 487,500 Private Placement Units, net of private placement warrants fair value allocation									4,569,500	4,569,451	0	$ 49	$ 0
Sale of 487,500 Private Placement Units, net of private placement warrants fair value allocation (in Shares)												487,500	0
Common stock subject to possible redemption									(121,415,294)	(121,414,079)	0	$ (1,215)	$ 0
Common stock subject to possible redemption (in Shares)												(12,141,530)	0
Change in value of common stock subject to redemption									7,119,180	7,119,109	0	$ 71	$ 0
Change in value of common stock subject to redemption (in Shares)												711,918	0
Net loss	(18,219,398)								(18,219,398)	0	(18,219,398)	$ 0	$ 0
Balance at Dec. 31, 2020	(52,437,000)		(75,955,000)	$ 21,961,000	1,557,000			$ 267,521,000	5,000,006	23,218,702	(18,219,398)	$ 343	$ 359	(52,437,000)	21,961,000	(75,955,000)	1,557,000			$ 267,521,000
Balance (in Shares) at Dec. 31, 2020				412,963,780				347,423,117				3,432,888	3,593,750					118,869,102	294,094,678	347,423,117
Balance at Jun. 30, 2020	(4,150,999)
Retroactive Application Of The Recapitalization Due To The Merger [Abstract]
Net loss	(6,744,391)
Balance at Sep. 30, 2020	5,000,001
Balance at Dec. 31, 2020	(52,437,000)		(75,955,000)	$ 21,961,000	1,557,000			$ 267,521,000	$ 5,000,006	$ 23,218,702	$ (18,219,398)	$ 343	$ 359	(52,437,000)	$ 21,961,000	(75,955,000)	1,557,000			$ 267,521,000
Retroactive Application Of The Recapitalization Due To The Merger [Abstract]
Preferred stock	267,521,000	267,521,000						$ (267,521,000)
Preferred stock, shares						68,097,805		(347,423,117)
Common stock, shares						(95,569,765)	(236,449,665)
Issuance and exchange of common stock, net of issuance cost upon the Merger (see Note 3), shares						125,252,913	(56,645,013)
Issuance of common stock	3,787,000	3,787,000
Issuance and exchange of common stock, net of issuance cost upon the Merger (see Note 3)	606,885,000	606,885,000
Issuance of common stock, shares						368,408
Treasury stock, acquired and retired, at cost						(368,408)
Stock-based compensation	1,566,000	1,566,000
Net loss	(20,402,000)		(20,402,000)
Other comprehensive income	(576,000)				(576,000)
Balance at Mar. 31, 2021	$ 806,344,000	$ 901,720	$ (96,357,000)		$ 981,000									$ 215,084,000		$ (75,955,000)	$ 1,557,000
Balance (in Shares) at Mar. 31, 2021						216,650,055	1,000,000											91,397,142	57,645,013